SHARE-BASED COMPENSATION - Stock Appreciation Rights (Details) - Stock Appreciation Rights (SARs)	12 Months Ended
Dec. 31, 2024 shares
Number of Stock Appreciation Rights Units
Unvested as of December 31, 2023 (in shares)	135,916
Exercised (in shares)	(65,844)
Forfeited (in shares)	(25,268)
Unvested as of December 31, 2024 (in shares)	44,804